UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22038

Bear Stearns Active ETF Trust

(Exact name of registrant as specified in charter)

237 Park Avenue

New York, NY 10017
(Address of principal executive offices) (Zip code)

Margo L. Cook

Bear Stearns Asset Management, Inc.

237 Park Avenue

New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-999-9160

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BEAR STEARNS CURRENT YIELD FUND

of

THE BEAR STEARNS ACTIVE ETF TRUST

Semi-Annual Report

June 30, 2008

BEAR STEARNS CURRENT YIELD FUND

BEAR STEARNS CURRENT YIELD FUND

SHAREHOLDER REPORT

(UNAUDITED)

Dear Shareholder:

The Fund’s shares began trading on the American Stock Exchange, LLC on Wednesday, March 26, 2008.

In March, JPMorgan Chase & Co. (“JPMC”) announced that it would acquire The Bear Stearns Companies Inc. (“Bear Stearns”). Bear Stearns Asset Management Inc. (“BSAM”), which serves as investment adviser to your Fund, was a Bear Stearns subsidiary. After JPMC completed its acquisition of Bear Stearns on May 30, 2008, management representatives of JPMC, the new corporate parent of the Fund’s investment adviser, asked the Board of Trustees of the Fund to consider strategic alternatives for the future of the Fund.

JPMC indicated that it did not intend to keep the Fund’s current portfolio manager beyond September 30, 2008 and would shift responsibility for the Fund’s day-to-day portfolio operations to a fixed income team at JPMorgan Asset Management. BSAM recently appointed David N. Martucci, Vice President at JPMC and an experienced fixed-income portfolio manager, to be jointly and primarily responsible for the day-to-day management of the Fund’s investments.

In light of these developments, your Fund’s Board of Trustees is considering various alternatives for the Fund’s future.

Market Summary

The turmoil amongst financial institutions and investment banks continued to unfold in the second quarter of 2008. As losses continued to mount, firms sought additional ways to raise capital (including tapping the equity markets) while reducing costs.

The Federal Reserve continued its easing campaign, lowering the Federal Funds rate by 25 basis points to 2.00% over the quarter. In addition, the discount rate was reduced. In our opinion, liquidity measures that the Fed has introduced such as the Term Auction Facility (TAF) and the Primary Dealer Credit Facility (PDCF) have helped the market to a larger extent than the reduction in the Federal Funds Rate. Testament to this is the level at which various consumer borrowing rates (auto, credit card, mortgage) stand today compared to when the Fed first started to lower the Funds rate. The comparative easing of the Federal Funds Rate to European central banks contributed to the dollar’s weakness during the quarter.

Over the second quarter market sentiment shifted from pricing in additional eases to a tightening of as much as 175 basis points of the Funds rate. This occurred as the global focus changed from slowing growth and a possible recession to inflation. In response, the yield curve flattened as shorter-term rates rose more significantly than longer-term rates. The two-year Treasury yield rose from 1.58% to 2.63%, while the ten-year Treasury yield increased from 3.41% to 3.98% during the quarter. On an absolute basis, most debt sectors had negative returns; while on a relative basis, Treasuries underperformed all other sectors of the fixed income market.

Outlook

During the last several quarters, there has been a significant rise in food and commodities prices. We believe that the spike in crude and commodities is fundamentally driven, although a slight correction or profit taking may occur. This fundamental shift is due to increased global prosperity and demand in nations such as China and India where further development has increased use and need of these commodities. The resulting increase in prices has acted as a tax on consumers in developed economies as a larger portion of their disposable income now needs to be used on essential items.

BEAR STEARNS CURRENT YIELD FUND

SHAREHOLDER REPORT (CONCLUDED)

(UNAUDITED)

With growing inventories and anemic demand, housing prices will continue to decline until equilibrium is reached. We have not yet seen a catalyst that will stabilize this situation on its own, although political attitudes have shifted in terms of potential solutions. While the equity market has proved to be resilient, another bout of investor risk aversion and falling equity prices would further deteriorate household balance sheets and temper consumption/spending habits.

As banks seek to improve their capital ratios and move to tighter lending standards, further balance sheet deleveraging is expected. To date, total losses reported by banks and brokers are more than $400 billion, versus $100 billion at the end of 2007. Thus far, approximately $315 billion in new capital has been raised as many financial institutions have turned to outside sources for capital infusions. We believe the deleveraging of the financial system will take time to work itself out and expect the next phase of this cycle to be characterized by lower profitability at these institutions as the mechanisms that encouraged the creation and movement of assets off-balance sheet have been severely curtailed.

Looking ahead, the Federal Reserve will continue to face the challenge of balancing the risks of slower growth and higher global inflation. While the markets have priced in the Fed raising rates, we feel they will remain stable. We believe that the continued correction of the housing market, deleveraging in financial markets, increased layoffs and a higher unemployment rate will act as counter forces to rising inflation.

From the date of the Fund’s inception (March 13, 2008) through June 30, 2008, your Fund has returned 1.22%. The 6-Month U.S. Treasury Bill Index, a proxy for the Fund’s interest rate risk (duration), returned 0.29% over the same period.

Individual investors can only buy shares of the Fund on the secondary market. As in the case of exchange-traded funds generally, and in these unusual circumstances especially, there can be no assurance that active, deep, primary and secondary markets for shares will be maintained.

Sincerely,

Margo L. Cook, CFA

President

BEAR STEARNS CURRENT YIELD FUND

FUND EXPENSE EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period from March 13, 2008* through June 30, 2008, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 03/13/08* to 06/30/08” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

	Beginning Account Value 03/13/08*	Ending Account Value 06/30/08		Expenses Paid During the Period 03/13/08* to 06/30/08
Bear Stearns Current Yield Fund
Actual	$1,000.00	$1,012.20	†	$1.45	**
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48		$2.41	††

*	Commencement of operations.
†	The Fund’s ending account value is based on the actual return of 1.22%
**	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, which includes waived fees or reimbursed expenses, multiplied by the ending account value for the period from inception to June 30, 2008, multiplied by 110/366 (to reflect the period since commencement of operations).
††	Expenses are equal to the Fund’s annualized expense ratio of 0.48%, which includes waived fees or reimbursed expenses, multiplied by the ending account value for the six month period, multiplied by the number of days 182/366 (to reflect the six month period).

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

JUNE 30, 2008

(UNAUDITED)

SECURITY TYPE CLASSIFICATION	% OF NET ASSETS	VALUE
CORPORATE BONDS	29.4	$14,793,246
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS	18.8	9,468,717
ASSET BACKED SECURITIES	18.4	9,271,648
U.S. GOVERNMENT OBLIGATIONS	10.0	5,039,309
COMMERCIAL MORTGAGE-BACKED SECURITIES	8.8	4,425,556
SHORT-TERM OBLIGATIONS	7.9	3,975,299
MUNICIPAL BONDS	6.0	3,000,000
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	361,781

NET ASSETS	100.0	$50,335,556

Portfolio holdings are subject to change at any time.

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2008

(UNAUDITED)

DESCRIPTION	MOODY’S/ S&P	PAR (000’s)	FAIR VALUE
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS—18.8%

Federal Home Loan Mortgage Corporation—11.2%
3.500% 07/01/08	Aaa/AAA	$44	$44,484
6.500 01/15/09	Aaa/AAA	137	136,527
6.625 09/15/09	Aaa/AAA	1,500	1,565,638
5.500 10/15/25	Aaa/AAA	1,684	1,711,932
5.000 02/15/26	Aaa/AAA	633	639,018
5.000 03/15/26	Aaa/AAA	1,500	1,518,967

			5,616,566

Federal National Mortgage Association—7.6%
3.250 02/15/09	Aaa/AAA	1,000	1,002,760
6.000 03/25/09	Aaa/AAA	363	365,581
4.500 03/25/16	Aaa/AAA	1,043	1,047,591
4.500 10/25/22	Aaa/AAA	422	422,476
5.500 04/25/28	Aaa/AAA	774	785,261
5.000 06/25/32	Aaa/AAA	227	228,482

			3,852,151

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $9,471,715)			9,468,717

COMMERCIAL MORTGAGE-BACKED SECURITIES—8.8%
Banc of America Commercial Mortgage, Inc. Series 2000 7.197 09/15/32	Aaa/AAA	580	598,497
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 4.223 04/10/40	Aaa/AAA	1,040	1,035,823
LB-UBS Commercial Mortgage Trust Series 2004-C7 3.992 10/15/29	Aaa/AAA	1,000	990,927
Merrill Lynch Mortgage Investors Trust Series 1999-C1 7.560 11/15/31	AAA‡/AAA	360	368,579

DESCRIPTION	MOODY’S/ S&P	PAR (000’s)	FAIR VALUE
Nations Link Funding Corp. Series 1999-1 6.316% 01/20/31	Aaa/AAA	$817	$818,350
Prudential Securities Secured Financing Corp. Series 2000-C1 7.727 02/15/10	Aaa/AAA	593	613,380

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,333,620)			4,425,556

ASSET BACKED SECURITIES—18.4%
Automobiles—8.4%
Chase Manhattan Auto Owner Trust Series 06-A * 5.360 01/15/13	Aaa/AAA‡	1,000	1,018,712
Ford Credit Auto Owner Trust Series 2006-C 5.160 11/15/10	Aaa/AAA	750	760,474
Harley-Davidson Motorcycle Trust Series 2006-3 5.240 01/15/12	Aaa/AAA	573	578,443
Honda Auto Receivables Owner Trust Series 2005-2 4.150 10/15/10	Aaa/AAA	516	517,358
Nissan Auto Receivables Owner Trust Series 2005-B 4.180 10/15/10	Aaa/AAA	575	577,959
Nissan Auto Receivables Owner Trust Series 2007-A 5.100 11/15/10	Aaa/AAA	450	455,747
USAA Auto Owner Trust Series 2007-2 5.040 04/15/10	Aaa/AAA	324	325,317

			4,234,010

The accompanying notes are an integral part of these financial statements.

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

DESCRIPTION	MOODY’S/ S&P	PAR (000’s)	FAIR VALUE
Credit Card—10.0%
American Express Credit Account Master Trust Series 2004-3 4.350% 12/15/11	Aaa/AAA	$1,000	$1,008,359
Chase Issuance Trust Series 2005-A5 (a) * 2.491 07/15/08	Aaa/AAA	1,000	996,616
Citibank Credit Card Issuance Trust Series 2005-A5 (a) 5.300 11/20/08	Aaa/AAA	1,000	1,016,670
Discover Card Master Trust I Series 2005-3 (a) 2.491 07/15/08	Aaa/AAA	1,000	997,694
MBNA Master Credit Card Trust Series 1999-B 5.900 08/15/11	Aaa/AAA	1,000	1,018,299

			5,037,638

TOTAL ASSET BACKED SECURITIES
(Cost $9,267,697)			9,271,648

CORPORATE BONDS—29.4%
Banks—3.3%
Bank of America Corp. (a) 2.921 09/29/08	Aa2/AA	1,670	1,662,525

Diversified Financial Services—13.4%
Caterpillar Financial Services Corp. (a) 2.779 08/18/08	A2/A	1,450	1,445,891
Goldman Sachs Group, Inc. (The) (a) 3.101 09/29/08	Aa3/AA-	1,000	972,701
John Deere Capital Corp. (a) 3.088 08/26/08	A2/A	1,000	988,036
Lehman Brothers Holdings, Inc. (a) 2.774 07/03/08	A1/A	1,000	970,968

DESCRIPTION	MOODY’S/ S&P	PAR (000’s)	FAIR VALUE
Merrill Lynch & Co., Inc. (a) 2.960% 07/23/08	A1/A	$1,400	$1,391,835
Morgan Stanley (a) 2.844 08/11/08	Aa3/A+	1,000	990,876

			6,760,307

Insurance—4.7%
AIG Matched Funding Corp. (a) 2.667 09/08/08	Aa3/AA-	892	884,935
Pricoa Global Funding I 144A (a) 2.957 07/28/08	Aa3/AA	1,500	1,489,541

			2,374,476

Oil & Gas—6.0%
BP Capital Markets PLC (United Kingdom) (a) 3.024 09/17/08	Aa1/AA+	1,500	1,500,804
ConocoPhillips Australia Funding Co. (a) 2.810 07/09/08	A1/A	1,500	1,501,055

			3,001,859

Savings & Loans—2.0%
Wachovia Mortgage FSB (a) 2.798 08/08/08	Aa1/AA	1,000	994,079

TOTAL CORPORATE BONDS
(Cost $14,817,850)			14,793,246

MUNICIPAL BONDS—6.0%
Colorado Housing & Finance Authority (a) 2.750 07/02/08	Aaa/AAA	500	500,000
Colorado Springs Utilities (a) 2.620 07/03/08	Aa2/AA	300	300,000
New Hampshire Health & Education Facilities Authority (a) 2.750 07/02/08	Aaa/AAA	500	500,000

The accompanying notes are an integral part of these financial statements.

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

JUNE 30, 2008

(UNAUDITED)

DESCRIPTION	MOODY'S/ S&P	PAR (000’s)	FAIR VALUE
MUNICIPAL BONDS—6.0% (continued)
New York City Transitional Finance Authority (a) 2.750% 07/02/08	Aa1/AAA	$500	$500,000
Portland Maine General Obligation (a) 2.600 07/02/08	Aa2/AA	500	500,000
Texas State General Obligation (a) 2.580 07/02/08	Aa1/AA	700	700,000

TOTAL MUNICIPAL BONDS
(Cost $3,000,000)			3,000,000

U.S. GOVERNMENT OBLIGATIONS—10.0%
Federal Home Loan Bank —4.0%
Federal Home Loan Bank 2.300 04/03/09	NA/AAA	2,000	1,992,432

U.S. Treasury Notes—6.0%
2.125 01/31/10	Aaa/AAA	1,000	995,157
4.000 03/15/10	Aaa/AAA	2,000	2,051,720

			3,046,877

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $5,056,075)			5,039,309

SHORT-TERM OBLIGATIONS—7.9%

Commercial Paper—4.0%
ABN Amro North America Finance, Inc. 2.600 07/14/08	P-1/A1+	499	499,494
Australia and New Zealand Bank 2.370 07/14/08	P-1/A1+	500	499,539
Bank of Scotland UK Branch 2.800 07/10/08	P-1/A1+	500	499,611
Nordea North America, Inc. 2.450 07/14/08	P-1/A1+	500	499,524

			1,998,168

The accompanying notes are an integral part of these financial statements.

DESCRIPTION	NUMBER OF SHARES	FAIR VALUE
Investment Company—3.9%
Fidelity Institutional Prime Money Market Fund	1,977,131	$1,977,131

TOTAL SHORT-TERM OBLIGATIONS
(Cost $3,975,299)		3,975,299

TOTAL INVESTMENTS—99.3%
(COST $49,922,256)		49,973,775

OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%		361,781

NET ASSETS—100.0%		$50,335,556

‡	Fitch rating provided
*	Affiliated investments. See Note 3.
N/A	Not Applicable
(a)	Adjustable rate security. Reset date provided. Percentage of adjustable rate securities to net assets is as follows:

Corporate Bonds	29.4%
Municipal Bonds	6.0
Asset-backed Securities	6.0
Short-term Obligations	3.9

Total	45.3%

BEAR STEARNS CURRENT YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008

(UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at value (cost $47,913,924)	$47,958,447
Investments in affiliated issuers, at value (cost $2,008,332)	2,015,328
Cash	10,431
Interest receivable	229,403
Due from the Adviser	90,658
Prepaid expenses and other assets	121,833

Total assets	50,426,100

LIABILITIES
Accrued expenses and other liabilities	90,544

Total liabilities	90,544

Net assets	$50,335,556

NET ASSETS CONSISTED OF:
Paid-in capital	$50,147,459
Undistributed net investment income	146,248
Net realized loss from investments	(9,670)
Net unrealized gain from investments	51,519

Net assets	$50,335,556

Net asset value, offering and redemption price per share ($50,335,556 / 501,000 outstanding shares of beneficial interest, no par value, unlimited authorized)	$100.47

The accompanying notes are an integral part of the financial statements.

BEAR STEARNS CURRENT YIELD FUND

STATEMENT OF OPERATIONS

(UNAUDITED)

For the Period March 13*, 2008 to June 30, 2008
INVESTMENT INCOME
Interest income	$564,742
Interest income from affiliates	26,944

Total investment income	591,686

EXPENSES
Chief Compliance Officer fees	52,381
Advisory fees	45,382
Insurance fees	42,961
Legal fees	37,415
Trustee fees	29,932
Taxes	748

Total expenses before waivers and reimbursements	208,819
Less: waivers and reimbursements	(136,040)

Net expenses	72,779

Net investment income	518,907

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investment	(9,670)
Net unrealized appreciation on investments	51,519

Net realized and unrealized gain from investments	41,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$560,756

*	Commencement of operations

The accompanying notes are an integral part of the financial statements.

BEAR STEARNS CURRENT YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

(UNAUDITED)

For the Period March 13*, 2008 to June 30, 2008
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$518,907
Net realized loss from investments	(9,670)
Net unrealized appreciation on investments	51,519

Net increase in net assets resulting from operations	560,756

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(372,659)

CAPITAL SHARES TRANSACTIONS(1)
Proceeds from shares of beneficial interest	50,047,459

Total increase in net assets resulting from operations	50,235,556

NET ASSETS
Beginning of period	100,000

End of period (including undistributed net investment income of $146,248)	$50,335,556

*	Commencement of operations
(1)	See Note 6 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

BEAR STEARNS CURRENT YIELD FUND

FINANCIAL HIGHLIGHTS

(UNAUDITED)

Contained below is per share operating performance data for a share of beneficial interest outstanding during the period, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from information provided in the financial statements.

For the Period March 13*, 2008 to June 30, 2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$100.00
Net investment income	1.04
Net realized and unrealized gain on investments	0.17

Net increase in net asset resulting from operations	1.21

Dividends to shareholders from
Net investment income	(0.74)

Net asset value, end of period	$100.47

Total investment return(1)	1.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$50,336
Ratio of expenses to average net assets(2)	0.48%
Ratio of expenses to average net assets excluding waivers and expense reimbursements(2)	1.38%
Ratio of net investment income to average net assets(2)	3.42%
Portfolio turnover rate	0.00%

*	Commencement of operations
(1)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends.
(2)	Annualized

The accompanying notes are an integral part of the financial statements.

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008

(UNAUDITED)

1. Organization

Bear Stearns Active ETF Trust (the “Trust”), a Delaware statutory trust, was formed on March 19, 2007 as a open-end registered management investment company comprised of one fund, a diversified exchange-traded fund named Bear Stearns Current Yield Fund, (the “Fund”). Other exchange-traded funds may be added to the Trust in the future. The offering of the shares of the Fund (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Shares are listed on the American Stock Exchange, LLC (the “AMEX”). The Trust was formerly known as YYY Trust. The Fund commenced investment operations on March 13, 2008. The Fund’s shares began trading on the AMEX on Tuesday, March 25, 2008.

2. Summary of Significant Accounting Policies

Use of Estimates and Indemnification:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Determination of Net Asset Value:

The NAV of the Shares is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. Interest and investment income on the Fund’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration, and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

In calculating NAV, the Fund’s investments are valued using market quotations when available. Short-term debt securities held by the Fund with a remaining maturity of 60 days or less are valued at amortized cost, and short-term debt securities with 61 days or more to maturity are valued based on a price quotation or other equivalent indication of value supplied by a market maker or other appropriate source. When market quotations are not readily available or are deemed unreliable, investments are valued using fair value pricing as determined in good faith by Bear Stearns Asset Management, Inc. (“BSAM” or the “Advisor”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; (4) over-the-counter derivative securities; and (5) fixed income securities that have gone into default and for which there is no current market quotation. In addition, the Advisor may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Fund’s NAV is calculated.

Investment Transactions, Investment Income and Expenses:

The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

realized gains and losses on investments. Interest income is accrued when earned. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

Dividends and Distribution to Shareholders:

The Fund accrues income and expenses daily. Shareholders of record on the third business day of each month will receive a dividend of the net amount accrued during the prior month. Monthly distributions are comprised of income accrued on the Fund’s assets less expenses (“Net Investment Income”). The Fund anticipates that most of its dividends will consist of ordinary income, which includes realized net short-term capital gains. It is the Fund’s intention to distribute substantially all of its Net Investment Income over the course of the year. If, for any distribution, the Fund’s Net Investment Income is less than the amount of the distribution, the difference could result in a return of capital to investors for tax purposes. Net long-term and short-term capital gains are distributed at least annually. It is anticipated that most of the Fund’s capital gains will be short-term capital gains. All distributions are paid in cash and are made to record holders. Record holders pass through the distributions on a pro rata basis to the underlying beneficial owners, if any. Distributions are subject to federal taxes.

The Fund paid distributions from ordinary income for the period ended June 30, 2008 of $372,659.

Federal Income Tax:

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its Net Income and capital gains to shareholders.

Mortgage-Related Securities and Asset-Backed Securities:

The Fund may invest in residential and commercial mortgage-backed securities as well as other asset-backed securities (collectively “Asset-Backed Securities”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables, mortgages or other assets (“Asset-Backed Collateral”) and are issued by Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation, commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in specific Asset-Backed Collateral in which periodic payments of interest on and/or principal of the Asset-Backed Collateral are made, thus, in effect, passing through periodic payments made by the individual borrowers on the Asset-Basked Collateral underlying those securities, net of any fees paid to the servicer, any third party credit enhancement provider or any guarantor of the securities. Mortgage-backed securities are typically issued in separate tranches that are secured by the same pool of Asset-Backed Collateral but vary with respect to risk and yield because of payment priority of one tranche over another. As a result of these various priorities, different tranches of mortgage-backed securities may be assigned different ratings by the nationally recognized statistical rating organizations (each an “NRSRO”) if and to the extent that they are rated. The Fund will invest only in those Asset-Backed Securities that are agency guaranteed or are rated at the time of purchase in one of the two highest long-term ratings categories by at least one NRSRO. Although the Asset-Backed Collateral underlying securities purchased by the Fund may include sub-prime mortgage loans or non-traditional mortgage loans, the particular securities purchased by the Fund will be rated in one of the two highest long-term rating categories due to their priority of payment over other tranches supported by the same Asset-Backed Collateral pool. NRSROs have recently downgraded their ratings of various

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

mortgage-backed securities due to changes in default assumptions. Securities in lower tranches may have a significantly higher likelihood of being downgraded than the most senior tranches of these securities.

Equalization:

The Fund uses the equalization method of accounting to allocate a portion of its undistributed investment company taxable income and net capital gains, with certain adjustments, to payments of redemption proceeds. Although using this method generally will not affect the Fund’s total returns, this method will generally reduce the amount that the Fund would otherwise be required to distribute to continuing shareholders in order to avoid paying federal income tax and excise tax. The IRS has not expressly sanctioned the equalization accounting method that may be used by the Fund.

3. Transactions with Affiliates and Related Parties

The Advisor oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Advisor, pursuant to which the Advisor receives an annual unified management fee equal to 0.30% of the Fund’s average net assets. Effective March 27, 2008, the Advisor contractually agreed to waive and reimburse the Fund for operating expenses, excluding extraordinary expenses, to the extent that the Fund’s total annual operating expenses, as a percentage of the Fund’s average daily net assets, exceed 0.35% through April 30, 2009.

Out of the Advisor’s fee, the Advisor pays all expenses of managing and operating the Fund except all federal, state and local taxes; interest; brokerage commissions; reimbursement payments to securities lenders for dividend and interest payments on securities sold short; fees and expenses of the Independent Trustees (including out of pocket expenses and reasonable attorneys’ fees for counsel to the Independent Trustees); a portion of the cost of Trustee and officer liability insurance; and extraordinary items (including extraordinary legal expenses). The expenses of the Fund’s operations borne by the Advisor include by way of illustration and not limitation, non-extraordinary legal expenses (other than reasonable attorneys’ fees for counsel to the Independent Trustees); salaries of administrative and clerical personnel; fees and expenses of the custodian of the Fund’s assets; fees and expenses of the Trust’s administrator; expenses of calculating the net asset value and repurchasing and redeeming shares; charges and expenses of dividend disbursing agents, registrars and stock transfer agents; organizational costs; offering costs; the cost of keeping all necessary shareholder records and accounts; and the expense of registering shares of the Fund with the SEC and in the various states. A portion of the Fund’s unified management fee may be paid by the Advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Advisor.

In March, JPMorgan Chase & Co. (“JPMC”) announced that it would acquire The Bear Stearns Companies Inc. (“Bear Stearns”). BSAM which serves as investment adviser to the Fund was a Bear Stearns subsidiary. After JPMC completed its acquisition of Bear Stearns on May 30, 2008, management representatives of JPMC, the new corporate parent of the Fund’s Advisor, asked the Board of Trustees of the Fund to consider strategic alternatives for the future of the Fund.

JPMC indicated that it did not intend to keep the Fund’s current portfolio manager beyond September 30, 2008. BSAM recently appointed David N. Martucci, Vice President at JPMC and an experienced fixed-income portfolio manager, to be jointly and primarily responsible for the day-to-day management of the Fund’s investments.

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

In light of these developments, the Fund’s Board of Trustees is considering various alternatives for the Fund’s future.

Individual investors can only buy shares of the Fund on the secondary market. As in the case of exchange-traded funds generally, and in these unusual circumstances especially, there can be no assurance that active, deep, primary and secondary markets for shares can be maintained.

For the period ended June 30, 2008, investment advisory fees were $45,382 and $136,040 of expenses were waived or reimbursed by the Advisor. As of June 30, 2008, the Advisor owed the Fund $90,658 in reimbursement.

The Fund for the period ended June 30, 2008 had investment securities transactions with an affiliate Chase Securities Inc. (“Chase”) Total affiliated purchase transactions for the period with Chase was $9,199,724. These securities were purchased prior to JPMC’s acquisition of Bear Stearns.

Distributor:

ALPS Distributors, Inc., (the “Distributor”), serves as the Fund’s distributor and also acts as agent for the Trust.

Administrator, Custodian, and Transfer Agent:

Effective July 2, 2007, The Bank of New York Company, Inc. the former parent company of The Bank of New York, merged with Mellon Financial Corporation to form the Bank of New York Mellon Corporation. As of such date, The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation. As of July 1, 2008, the Bank is officially known as The Bank of New York Mellon (“BNYM”). BNYM serves as the administrator, custodian, fund accounting and transfer agent for the both Trust and the Fund.

4. Organization and Offering Costs

In accordance with the Investment Advisory Agreement, the Advisor will assume the Trust’s organization and offering costs. The total amount of the Organization Costs and Offering Costs incurred by the Trust and Fund is estimated at approximately $135,000 and $275,000, respectively.

5. Investments in Securities

For the period ended June 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	PURCHASES	SALES
Investment Securities	$23,560,977	—

6. Capital Share Transactions

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently, the Trust consists of one managed, exchange traded series, the Fund.

The Fund issues and redeems shares on a continuous basis, at their net asset value in groups of 50,000 shares called “Creation Units.” Creation Units of the Fund are purchased and redeemed in cash and the Fund does not allow in-kind creations and redemptions. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

The Fund does not currently charge any transactions fees in connection with the purchases and redemption of Creation Units.

As of June 30, 2008, the Fund had 501,000 shares of beneficial interest outstanding. Transactions in capital shares were as follows:

	SHARES	VALUE
Purchases	550,000	$55,057,330
Redemptions	(50,000)	(5,013,387)
Equalization		3,516

Net Increase	500,000	50,047,459
Beginning Balance	1,000	100,000

Ending Balance	501,000	$50,147,459

As of June 30, 2008, Bear Stearns Asset Management, Inc. held 96% of the outstanding shares of beneficial interest of the Fund.

7. Federal Income Tax Information

At June 30, 2008, the cost of investment securities and the aggregate unrealized appreciation and depreciation of investment securities for book purposes were substantially the same for federal income tax purposes as indicated below:

COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$49,922,256	$134,132	($82,613)	$51,519

The differences between book and tax components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

Uncertain Tax Positions:

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. For the period ended June 30, 2008, FIN 48 did not result in the recording of any tax benefit or expense. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

8. Fair Value Measurement

The Fund is subject to Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (“FAS 157”). FAS 157 is an authoritative framework for the measurement of fair value, and enhances disclosures about

BEAR STEARNS CURRENT YIELD FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

JUNE 30, 2008

(UNAUDITED)

fair value measurements. The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in the three broad levels as follows: Level 1—quoted prices in active markets for identical securities, Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Funds’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Investments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$49,973,775	—
Level 3—Significant Unobservable Inputs	—	—

Total	$49,973,775	—

*	Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2008.

9. New Accounting Pronouncements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, the Advisor is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

BEAR STEARNS CURRENT YIELD FUND

OTHER INFORMATION

JUNE 30, 2008

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (202) 551–8090 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551–8090.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees met in person on December 17, 2007 to consider the Fund’s investment advisory agreement (the “Advisory Agreement”). At the meeting, the Board reviewed and considered information about the proposed fees and expenses. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the Advisory Agreement. As a result of the March 2008 announcement that JPMorgan Chase & Co. (“JPMorgan”) would acquire The Bear Stearns Companies, Inc. (the parent of the Advisor), on March 24, 2008, the Board of Trustees approved a new Advisory Agreement, which was identical in all respects except for the effective date.

Before the December 17, 2007 meeting, the Trustees requested and evaluated extensive materials from the Advisor, including expense information compiled by Lipper, Inc. (“Lipper”), an independent consultant that provides investment company data. The Trustees consulted with counsel to the Trust, special regulatory counsel to the Trust, and independent legal counsel to the Independent Trustees. The Trustees also discussed the Advisory Agreement in executive session with independent counsel, at which no representatives of the Advisor were present.

The Trustees did not consider any single factor as determinative. The Trustees determined that the overall arrangement between the Fund and the Advisor, as provided in the Advisory Agreement, was fair and reasonable and that the approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

Nature, Extent and Quality of Services to be Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention to be given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered the quality of the material service providers to the Fund, who would provide administrative and distribution services on behalf of the Trust. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the Fund during this inception period. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor and its responsiveness to

BEAR STEARNS CURRENT YIELD FUND

OTHER INFORMATION (CONTINUED)

JUNE 30, 2008

(UNAUDITED)

questions and concerns raised by the Trustees. In March 2008, the Trustees also considered the capabilities of JPMorgan and its anticipated oversight of the Advisor’s operations.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Costs of Services to be Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data was not audited and represented the Advisor’s projections of revenues to be derived from the contractual services to be provided to the Fund, less anticipated expenses of providing such services. Expenses included direct and indirect costs and were calculated using an allocation methodology developed by the Advisor.

The Trustees noted that the Advisory Agreement provided that the Advisor would assume liability for many costs that are typically paid by registered investment companies directly, including, for example, fees of various service providers. The Trustees also noted that the Advisor had agreed to reimburse the Fund to the extent that the Fund’s total expenses (other than certain extraordinary expenses) exceeded an amount equal to 35 basis points of the Fund’s average annual daily net assets. The Trustees considered that the Fund was the first of its kind, and that the Advisor invested a large amount of capital in developing the Fund. The Trustees acknowledged that the Advisor would not realize any meaningful profits unless and until the Fund’s assets increased substantially, which was not expected to occur in the immediate future.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Trustees considered that the desirability of an enhanced income actively managed ETF could benefit the Advisor because it would retain “in house” assets that might otherwise be invested in a money market fund (the Advisor does not currently provide a money market fund). The Trustees concluded, however, that this “fall out” benefit is not measurable.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule did not contain any breakpoints. In December 2007, the Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the proposed fees were reasonable in light of the unified fee structure that the Advisor proposed to limit the overall net expense ratio at competitive levels. In March 2008, the Trustees concluded that the fee structure was reasonable in light of the fact that the Advisor was contractually obligated to reimburse the Fund for certain operating expenses through April 30, 2009. The Trustees concluded that shareholders benefited from the lower expense ratio which resulted from these factors. The Trustees noted that under the Advisory Agreement, the Advisor was responsible to pay many expenses that registered investment companies typically bear themselves.

Fees Relative to the Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature,

BEAR STEARNS CURRENT YIELD FUND

OTHER INFORMATION (CONCLUDED)

JUNE 30, 2008

(UNAUDITED)

extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees did not consider the Fund’s investment performance in December 2007 because the Fund had not yet commenced operations. In March 2008, the Trustees did not consider the Fund’s investment performance because the Fund had just recently commenced operations and had not yet begun to publicly offer its shares.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP has served as the Fund’s independent registered public accounting firm since the Fund’s inception. On May 30, 2008, JPMorgan Chase & Co. completed the acquisition of The Bear Stearns Companies, the parent of Bear Stearns Asset Management Inc. Shortly thereafter, Deloitte & Touche LLP informed the Fund that, in light of its relationships with JPMorgan Chase & Co., it may not be able to continue to qualify to serve as the Fund’s independent registered public accounting firm. Accordingly, on June 9, 2008, the Board of the Registrant appointed PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. Deloitte & Touche LLP’s report on the Fund’s statement of assets and liabilities as of February 14, 2008 did not contain an adverse or disclaimer of opinion, or any qualification modifications. Registrant believes there were no disagreements with Deloitte & Touche LLP.

BEAR STEARNS CURRENT YIELD FUND

FUND MANAGEMENT

(UNAUDITED)

The business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The Trustees set broad policies for the Trust and may appoint officers. The Board of Trustees oversees the performance of the Advisor and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified. One of the trustees of the Trust is an officer and employee of the Advisor. This Trustee is an “Interested Person” (as defined under Section 2(a)(19) of the Investment Company Act of 1940) of the Trust (“Interested Trustee”). The Trust’s other Trustees are not Interested Persons of the Trust (“Independent Trustees”). The name, age, address, principal occupations during the past five years with respect to each of the Trustees and officers of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Interested Trustee

Margo L. Cook 237 Park Avenue, New York, New York 10017 Age 43	Trustee, President, Principal Executive Officer	Indefinite, newly elected	Ms. Cook is Senior Managing Director and Head of Institutional Business at Bear Stearns Asset Management, Inc. Ms. Cook joined Bear Stearns Asset Management, Inc. in 2007. She is responsible for overseeing and managing the equity and fixed income teams of Bear Stearns Asset Management, Inc. From 2005 to 2007, Ms. Cook was Executive Vice President, Chief Investment Officer and Head of Institutional Asset Management for The Bank of New York. From 1996 to 2005, Ms. Cook was the head of The Bank of New York’s institutional fixed income business.	None

BEAR STEARNS CURRENT YIELD FUND

FUND MANAGEMENT (CONTINUED)

(UNAUDITED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustees

John F. Cuneo c/o 237 Park Avenue, New York, New York 10017 Age 62	Trustee, Chair and Chair of Audit Committee	Indefinite, newly elected	Mr. Cuneo is a retired investment banker and international financial services executive. He formerly served as Chief Executive Officer of Paribas North America, Inc. and Paribas Corporation, its registered broker/dealer, each domestic U.S. operations of Cie. Financiere de Paribas. Mr. Cuneo also held the position of Managing Director with Wertheim Schroder & Co. Incorporated and was an officer of Blyth Eastman Dillon & Company Incorporated. Since 1992 he has been involved with private investments.	None

Peter Quick c/o 237 Park Avenue, New York, New York 10017 Age 51	Trustee	Indefinite, newly elected	Mr. Quick is the former President of the American Stock Exchange LLC where he also served on the Board of Governors. Prior to joining the AMEX, Mr. Quick was President of Quick & Reilly, Inc., a leading national discount brokerage firm, and served on the Board of Directors of the Depository Trust Clearing Corporation, the Chicago Stock Exchange and National Securities Clearing Corp.	Medicure Inc.

Ernest P. Werlin c/o 237 Park Avenue, New York, New York 10017 Age 63	Trustee	Indefinite, newly elected	Mr. Werlin has thirty years of Wall Street experience with comprehensive responsibilities in multiple areas of capital markets. He is now retired. He has provided consulting services to Horizon Asset Management since 2000 as a Client Relationship Manager. Previously, Mr. Werlin managed the mortgage-backed department for Salomon Brothers, the corporate bond department for Morgan Stanley and the government department for Donaldson Lufkin. He served as Chairman of the New Products Development Committee at Morgan Stanley and was Director of Corporate Bond Research at Donaldson Lufkin.	None

BEAR STEARNS CURRENT YIELD FUND

FUND MANAGEMENT (CONCLUDED)

(UNAUDITED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Officers

Phillip Perrone c/o 1290 Broadway, Suite 1100, Denver, Colorado 80203 Age 49	Chief Compliance Officer	Indefinite, newly elected	Mr. Perrone has served as Deputy Chief Compliance Officer of ALPS Distributors, Inc. since 2007. He previously served as Chief Compliance Officer of Dividend Capital Investments LLC from 2004 to 2007 and Compliance Oversight Officer of OppenheimerFunds, Inc. from 1997 to 2004.	None

Frank J. Maresca c/o 383 Madison Avenue, New York, NY 10179 Age 49	Chief Financial Officer and Treasurer	Indefinite, newly elected	Mr. Maresca has served as President and Chief Executive Officer of Bear Stearns Funds Management Inc. since 1992.	None

Vincent L. Pereira c/o 383 Madison Avenue, New York, New York 10017 Age 43	Assistant Treasurer	Indefinite, newly elected	Mr. Pereira has served as Executive Vice President of Bear Stearns Funds Management Inc. since 1993.	None

Alexander J. Sheller c/o 237 Park Avenue, New York, New York 10017 Age 38	Secretary	Indefinite, newly elected	Ms. Sheller has served in Product Development and Product Management for Bear Stearns Asset Management, Inc. since 2007. Prior to that she was a consultant for Bear Stearns Asset Management, Inc. from 2005 to 2007, Internal Consultant and Project Manager for Marsh Inc. from 2003 to 2005 and served in Business Development for Desk Net Inc. from 2001 to 2003.	None

BEAR STEARNS CURRENT YIELD FUND

PRIVACY NOTICE

(UNAUDITED)

The Bear Steams Active ETF Trust (the “Trust”), hereby adopts the following privacy policy in order to safeguard the personal information of the customers and consumers of each of the Trust’s series (each a “Fund” and, collectively, the “Funds”) in accordance with Regulation S-P as promulgated by the Securities and Exchange Commission.

1) The Trust is committed to protecting the confidentiality and security of the information it collects and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2) The Trust conducts its business affairs through its Trustees, officers and third parties that provide services to the Funds pursuant to agreements with the Trust and the relevant Fund(s). It is anticipated that the Trust’s Treasurer and the Trustees and officers of the Trust who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Funds.

3) Each Fund will determine that the written policies and procedures of its affiliates and service providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections. The Fund will direct each of its service providers to adhere to the privacy policy of the Fund and to their respective privacy policies with respect to all customer information of the Fund and to take all actions reasonably necessary so that the Fund is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices, the disposal of consumer report information and the maintenance of appropriate and adequate records.

4) Each Fund may share customer information with affiliated and unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Fund will not share customer information with unaffiliated third parties other than as permitted by law without (i) providing an opt out right to customers or (ii) providing the required disclosure and contractual provision in the case of information sharing conducted pursuant to a marketing agreement. A determination that an entity is an affiliate for purposes of information sharing pursuant to Regulation S-P shall not be deemed to mean that such entity or its parent “controls” the Fund as defined pursuant to other laws, rules or regulations.

5) The Trust requires its administrator to provide periodic reports to the Board of Trustees of the Trust outlining the privacy policies of the Funds’ service providers and the implementation of such policies. Each service provider is required to promptly report to the Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

6) The Trust will protect and handle internally any personal customer and consumer information it receives from third parties in the same manner as the personal customer and consumer information it collects and will only share such information with third parties as permitted by Regulation S-P.

BEAR STEARNS CURRENT YIELD FUND

INVESTMENT ADVISOR

Bear Stearns Asset Management, Inc.

237 Park Avenue

New York, New York 10017

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

ADMINISTRATOR

The Bank of New York Mellon

One Wall Street

New York, New York 10286

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

TRANSFER AGENT

The Bank of New York Mellon

One Wall Street

New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

This report is submitted for the general information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon.

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b)	Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Bear Stearns Active ETF Trust

By:	/s/ Margo L. Cook
Margo L. Cook,
Principal Executive Officer

Date:	September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: Bear Stearns Active ETF Trust

By:	/s/ Margo L. Cook
Margo L. Cook,
Principal Executive Officer

Date:	September 2, 2008

By:	/s/ Frank J. Maresca
Frank J. Maresca,
Chief Financial Officer

Date:	September 2, 2008